Impairment loss on marketable securities and investments in associated companies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Share in results from associated companies (loss)/gain	$ (220)	$ (420)	$ 48
Impairment loss on investments	0	10	15
Archer [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Current fair value of investment	121	393
Share in results from associated companies (loss)/gain	221	463
Seahawk [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Impairment loss on investments		$ 10	$ 15